UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number   811-10113
                                                   -----------------

                        UBS Juniper Crossover Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ....................     1

Statement of Operations ..................................................     2

Statements of Changes in Members' Capital ................................     3

Statement of Cash Flows ..................................................     4

Notes to Financial Statements ............................................     5

Schedule of Portfolio Investments ........................................    13

Schedule of Investments by Country .......................................    16

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $189,366,048)             $196,858,872
Cash and cash equivalents                                              2,443,990
Receivables:
  Investments sold, not settled                                        1,065,100
  Note receivable                                                        187,971
  Dividends                                                               91,942
  Interest                                                                   669
  Other assets                                                             5,593
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         200,654,137
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                     258,175
  Professional fees                                                      224,351
  UBSFA fee                                                              216,670
  Shareholder servicing fee                                               64,199
  Administration fee                                                      44,103
  Other                                                                   37,057
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                        844,555
--------------------------------------------------------------------------------

NET ASSETS                                                          $199,809,582
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $192,261,957
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies       7,547,625
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                              $199,809,582
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               UBS JUNIPER CROSSOVER FUND, L.L.C
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign witholding taxes of $131,984)               $   639,554
Interest                                                                 20,202
Other income                                                              3,659
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 663,415
--------------------------------------------------------------------------------

EXPENSES

UBSFA fee                                                             1,194,117
Shareholder servicing fee                                               353,813
Professional fees                                                       278,964
Administration fee                                                       65,227
Miscellaneous                                                            80,995
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,973,116
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,309,701)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
             INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from:
  Investments                                                        (9,245,084)
  Foreign currency transactions                                         (55,903)
Change in net unrealized appreciation/depreciation from:
  Investments                                                        35,776,777
  Other assets and liabilities denominated in foreign currencies           (911)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM
             INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           26,474,879
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $25,165,178
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
 SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                      MANAGING
                                                                       MEMBER          MEMBERS            TOTAL
-------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                                  $1,074,368      $270,880,807      $271,955,175

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                           2,793         (3,204,359)       (3,201,566)
  Net realized loss from investments
         and foreign currency transactions                            (103,780)       (27,257,074)      (27,360,854)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies      (94,255)       (31,147,171)      (31,241,426)
Incentive allocation                                                       786                 --               786
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      (194,456)       (61,608,604)      (61,803,060)
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Members' withdrawals                                                 (89,326)       (25,980,141)      (26,069,467)
  Offering costs                                                          (378)            (2,781)           (3,159)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                             (89,704)       (25,982,922)      (26,072,626)
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                $ 790,208       $183,289,281      $184,079,489
-------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                             824         (1,310,525)       (1,309,701)
  Net realized loss from investments
         and foreign currency transactions                             (39,525)        (9,261,462)       (9,300,987)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies      162,756         35,613,110        35,775,866
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       124,055         25,041,123        25,165,178
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
 Proceeds from Members' subscriptions                                       --             68,558            68,558
  Members' withdrawals                                                    (786)        (9,502,639)       (9,503,425)
  Offering costs                                                            19               (237)             (218)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                (767)        (9,434,318)       (9,435,085)
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                                    $ 913,496       $198,896,086      $199,809,582
-------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations               $ 25,165,178
Adjustments to reconcile net increase in Members' capital
  derived from operations to net cash used by operating activities:
Purchases of investments                                                (45,457,028)
Proceeds from disposition of investments                                 42,169,778
Net realized gain on investments                                          9,245,084
Change in net unrealized appreciation/depreciation on investments       (35,776,777)
    (Increase)/decrease in assets:
       Investments sold, not settled                                     (1,065,100)
       Note receivable                                                     (187,971)
       Dividends                                                            (14,079)
       Interest                                                               7,106
       Other assets                                                          (5,593)
    Increase/(decrease) in payables:
      Investments purchased, not settled                                    258,175
      Professional fees                                                     102,549
      UBSFA fee                                                               6,493
      Shareholder servicing fee                                               1,924
      Administration fee                                                    (66,315)
      Other                                                                   6,441
-----------------------------------------------------------------------------------
NET CASH USED BY OPERATING ACTIVITIES                                    (5,610,135)

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser withdrawals                                                            (786)
Member's withdrawals                                                     (9,434,081)
Offering costs                                                                 (218)
-----------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                    (9,435,085)

Net increase in cash and cash equivalents                               (15,045,220)
Cash and cash equivalents--beginning of period                           17,489,210
-----------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                               $  2,443,990
-----------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    1. ORGANIZATION

       UBS Juniper Crossover Fund, L.L.C. (formerly, PW Juniper Crossover Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

       The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (formerly, PW Juniper Management, L.L.C.) (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

       The  Adviser  is  a  joint  venture  between  UBS  Fund  Advisor,  L.L.C.
       (formerly, PW Fund Advisor, L.L.C.) ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940 as amended.

       Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940. No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES

       A. PORTFOLIO VALUATION

       The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

       Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

       When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

       Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

       Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities with a value of $26,557,944, were fair valued at June 30, 2003 by the Adviser.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       A. PORTFOLIO VALUATION (CONTINUED)

       All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. foreign exchange rates are also determined prior to such close.

       On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

       Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

       B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

       Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       C. FUND COSTS

       The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

       D. CASH AND CASH EQUIVALENTS

       Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

       E. INCOME TAXES

       No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

       F. USE OF ESTIMATES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3. UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

       UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    3. UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
       (CONTINUED)

       UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber, Inc.), a wholly-owned subsidiary of UBS AG, acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

       The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2003, UBS FSI and its affiliates earned $9,316 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

       The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an Incentive Allocation of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002 was $0 and $786, respectively, and has been recorded as an increase to the Special Advisory Account.

       Effective September 10, 2001, the Fund, along with other UBS sponsored funds, participates in a $300,000,000 committed, unsecured revolving line of credit with UBS AG, Stamford Branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 33 1/3% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under this line of credit to the extent of its own borrowing thereunder. The interest rate on borrowing is based on either the Federal Funds rate or LIBOR, at the discretion of the Fund. The expiration date of such credit agreement is September 10, 2003. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment, which has not been utilized. For the period ended June 30, 2003, the Fund did not have any borrowings under this agreement.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

    3. UBSFA FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
       (CONTINUED)

       Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

       PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

       PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and
       (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Financial Services, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    4. SECURITIES TRANSACTIONS

       Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2003, amounted to $45,457,028 and $42,169,778, respectively. Included in these amounts are purchases of warrants amounting to $664,106.

       At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $7,492,824, consisting of $40,881,680 gross unrealized appreciation and $33,388,856 gross unrealized depreciation.

    5. SHORT-TERM BORROWINGS

       The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian . The Fund had no borrowings outstanding during the six months ended June 30, 2003.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

       In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

       Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

       The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the six months ended June 30, 2003, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

    7. COMMITMENTS AND CONTINGENCIES

       As of June 30, 2003, the Fund has outstanding investment commitments of approximately $2,463,264, for private equity securities.

    8. FINANCIAL HIGHLIGHTS

       The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                   PERIOD FROM
                                                                                                                NOVEMBER 21, 2000
                                            SIX MONTHS                                                           (COMMENCEMENT OF
                                               ENDED                                                            OPERATIONS) THROUGH
                                           JUNE 30, 2003                   YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                            (UNAUDITED)                2002                       2001                2000
                                            -----------                ----                       ----                ----
Ratio of net investment loss to
average net assets***                        (1.44)%*                 (1.50)%                    (1.30)%             (2.31)%*
Ratio of total expenses to average
net assets***                                 2.17%*                   2.12%                      2.02%               4.99%*
Portfolio turnover rate                       24.07%                   35.38%                    27.20%                 --
Total return**                                14.73%                  (22.70)%                   (7.84)%              (3.40)%
Average debt ratio***                           --                      0.06%                     0.02%                 --
Net asset value at end of period          $199,809,582***         $184,079,489***            $271,955,175***     $251,377,110***

        *   Annualized.

        ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

    8. FINANCIAL HIGHLIGHTS (CONTINUED)

        *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

                                                                                                            MARKET VALUE/
         SHARES                                                                                              FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (98.52%)
                    ----------------------------------
                    COMMON STOCK (78.99%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (1.95%)
           95,100   Gen-Probe, Inc. *                                                                        $  3,886,737
                                                                                                             ------------
                    DIAGNOSTIC KITS (0.06%)
           35,190   Orthovita, Inc. *                                                                             128,443
                                                                                                             ------------
                    DRUG DELIVERY SYSTEMS (1.91%)
          144,000   Atrix Laboratories, Inc. *                                                                  3,166,560
          135,000   DepoMed, Inc. *, (b)                                                                          648,000
                                                                                                             ------------
                                                                                                                3,814,560
                                                                                                             ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.51%)
          225,000   Caliper Technologies Corp. *                                                                1,026,000
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS (27.16%)
          150,000   Affymetrix, Inc. *                                                                          2,956,500
          140,000   Alexion Pharmaceuticals, Inc. *                                                             2,387,000
          135,000   Amgen, Inc. *                                                                               8,901,900
          292,000   Enzon Pharmaceuticals, Inc. *                                                               3,655,840
          155,000   Genentech, Inc. *                                                                          11,178,600
          190,000   Genzyme Corp. *                                                                             7,953,400
          152,300   Human Genome Sciences, Inc. *                                                               1,937,256
           61,500   ICOS Corp. *                                                                                2,260,125
          211,900   IDEC Pharmaceuticals Corp. *                                                                7,204,600
           69,900   Immunomedics, Inc. *                                                                          441,069
          699,430   LifeCell Corp. *, (b)                                                                       3,567,093
          391,000   Savient Pharmaceuticals, Inc. *                                                             1,825,970
                                                                                                             ------------
                                                                                                               54,269,353
                                                                                                             ------------

                    MEDICAL - DRUGS (40.36%)
          105,000   Actelion Ltd. - (Switzerland) *, **                                                         6,992,041
          105,000   Altana AG - (Germany) **                                                                    6,624,446
          447,072   British Biotech PLC *, **,(a)                                                                 426,064
          260,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                                                2,953,488
          105,000   Eli Lilly and Co. *                                                                         7,241,850
          150,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                                              2,810,743
          250,000   KYORIN Pharmaceutical Co., Ltd. - (Japan) **                                                3,418,697
          200,800   Ligand Pharmaceuticals, Inc. -  Class B *                                                   2,728,872
          115,000   MedImmune, Inc. *                                                                           4,182,550
          160,000   Novartis AG - (Switzerland) **                                                              6,331,301
          266,000   Pfizer, Inc.                                                                                9,083,900
          130,000   Pharmacopeia, Inc. *                                                                        1,072,500
          112,000   Sanofi-Synthelabo SA - (France) **                                                          6,559,335
           15,000   Serono SA - Class B - (Switzerland) **                                                      8,814,801
          130,000   Takeda Chemical Industries, Ltd. - (Japan) **                                               4,796,169
          145,000   Wyeth                                                                                       6,604,750
                                                                                                             ------------
                                                                                                               80,641,507
                                                                                                             ------------

     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

                                                                                                            MARKET VALUE/
         SHARES                                                                                              FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - IMAGING SYSTEMS (2.11%)
          500,000   Given Imaging, Ltd. *, (b)                                                               $  4,225,000
                                                                                                             ------------
                    MEDICAL DEVICE (0.48%)
        4,779,600   Cryocor, Inc. *, (a)                                                                          948,273
                                                                                                             ------------
                    THERAPEUTICS (4.45%)
          160,000   Gilead Sciences, Inc. *                                                                     8,888,000
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $154,282,956)                                                    157,827,873
                                                                                                             ------------
                    PREFERRED STOCKS (18.87%)
                    DIAGNOSTIC KITS (4.80%)
              316   Orthovita, Inc. *, (b)                                                                      9,592,062
                                                                                                             ------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (2.50%)
        1,071,500   Biosynexsus, Inc., Series C *, (a)                                                          2,368,015
          747,555   Corus Pharma, Inc., Series A *, (a)                                                           727,296
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                                         1,029,493
          297,728   Predix Pharmaceuticals, Ltd. *, (a)                                                           863,411
                                                                                                             ------------
                                                                                                                4,988,215
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.16%)
          316,091   Macrogenics, Series A1 & A2 *, (a)                                                            316,091
                                                                                                             ------------
                    MEDICAL - TOOLS (1.26%)
          802,771   Agensys, Inc., Series C *, (a)                                                              2,528,729
                                                                                                             ------------
                    RESEARCH & DEVELOPMENT (0.48%)
          331,627   Senomyx, Inc., Series E *, (a)                                                                961,685
                                                                                                             ------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.83%)
        1,016,253   Amnis Corporation, Series B-1 *, (a)                                                          650,538
          395,114   Amphora Discovery Corp., Series A *, (a)                                                      158,046
          615,812   LumiCyte, Inc., Series B *, (a)                                                                    --
          369,549   Molecular Staging, Inc., Series-D *, (a)                                                    2,045,454
          323,654   Protometrix, Inc., Series A-1 *, (a)                                                           80,913
          647,307   Protometrix, Inc., Series A-2 *, (a)                                                          323,653
          809,134   Protometrix, Inc., Series A-3 *, (a)                                                          404,567
                                                                                                             ------------
                                                                                                                3,663,171
                                                                                                             ------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (4.04%)
          268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)                                                 948,272
        1,092,657   ChemoCentryx, Inc., Series B *, (a)                                                         2,840,908
          862,381   Neogenesis Drug Discovery, Inc., Series-D *, (a)                                            4,290,000
                                                                                                             ------------
                                                                                                                8,079,180
                                                                                                             ------------
                    THERAPEUTICS (3.80%)
          851,423   ARYx Therapeutics, Series C *, (a)                                                          1,264,363
          632,182   Bioenvision, Inc., Series A *, (b)                                                          1,403,444
          136,000   DOV Pharmaceutical, Inc. *                                                                  1,536,800

     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003

                                                                                                            MARKET VALUE/
         SHARES                                                                                              FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    THERAPEUTICS (CONTINUED)
        1,352,869   Xenoport, Inc., Series B *, (a)                                                          $  3,382,173
                                                                                                             ------------
                                                                                                                7,586,780
                                                                                                             ------------
                    TOTAL PREFERRED STOCKS (Cost $34,418,986)                                                  37,715,913
                                                                                                             ------------
                    WARRANTS (0.66%)
                    ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.62%)
          391,681   LifeCell Corp., $1.92, 7/10/06 *, (b)                                                       1,245,546
           92,387   Molecular Staging, Inc., Series-D, $7.38, 11/15/05, *, (a)                                         --
                                                                                                             ------------
                                                                                                                1,245,546
                                                                                                             ------------
                    THERAPEUTICS (0.04%)
          410,930   Amnis Corporation, Inc., $1.25,12/31/03 *, (a)                                                     --
          316,091   Bioenvision, Inc., $2.00, 5/16/07 *, (b)                                                       69,540
                                                                                                             ------------
                                                                                                                   69,540
                                                                                                             ------------
                    TOTAL WARRANTS (Cost $664,106)                                                              1,315,086
                                                                                                             ------------
         TOTAL INVESTMENTS IN SECURITIES (COST $189,366,048) -- 98.52%                                        196,858,872
                                                                                                             ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.48%                                                   2,950,710
                                                                                                             ------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       199,809,582
                                                                                                      =====================

*   Non-income producing securitiy
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value.
    The total  market  value of  investments  carried at fair value  amounted to
    $26,557,944 which represented 13.29% of the net assets at June 30, 2003.
(b) Private investment in public equity (freely tradeable) at market value.

     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
COMMON STOCK                               MARKET VALUE            OF NET ASSETS

United States of America                   $108,100,788                54.10%
Switzerland                                  22,138,143                11.08%
Japan                                        13,979,097                 7.00%
Germany                                       6,624,446                 3.32%
France                                        6,559,335                 3.28%
United Kingdom                                  426,064                 0.21%
--------------------------------------------------------------------------------
TOTAL COMMON STOCK                          157,827,873                78.99%
--------------------------------------------------------------------------------
PREFERRED STOCK

United States of America                     37,715,913                18.87%
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                        37,715,913                18.87%
--------------------------------------------------------------------------------

WARRANTS

United States of America                      1,315,086                 0.66%
--------------------------------------------------------------------------------

TOTAL WARRANTS                                1,315,086                 0.66%
--------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES         2,950,710                 1.48%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                           $199,809,582               100.00%
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.